Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Other operating income expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other operating income
Other operating income	€ 974	€ 209	€ 1,850	€ 370
Income from currency valuation	974		1,563	0
Income relating to other periods		142	275	225
Income Renault ZOE		2		45
Miscellaneous		66	12	100
Other operating expenses
Other operating expenses	35		97
Expenses from currency valuation	34		78
Miscellaneous	1		19
Total other operating income/expenses	€ 939	€ 209	€ 1,753	€ 370